Stock Options and Stock-based Compensation (Details Textual) (USD $)	9 Months Ended		12 Months Ended				9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Equity Incentive Plan 2002 [Member]	Dec. 31, 2002 Equity Incentive Plan 2002 [Member]	Sep. 30, 2013 Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			4,150,000		4,150,000	450,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0		0
Share-based Compensation Arrangement by Share-based Payment Award Estimated Fair Value of Stock Price (in dollars per share)	$ 0.50		$ 0.50
Shares Exercised (in shares)	0		225,000
Share-based Compensation Arrangement by Share-based Payment Award Options Nonvested and Expected to Vest Fair Value (in dollars)	234,296		385,122
Share-based Compensation Arrangement by Share-based Payment Award Options Nonvested and Expected to Vest Weighted Average Expected Term	1 year 10 months 24 days		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in dollars)	$ 238,495	$ 238,484	$ 345,662	$ 351,990
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.111	$ 0.568	$ 0.554	$ 0.426
Common Stock Issuance for Placement Agent (in shares)			499,482
Non Forfeiture Shares (in shares)			124,871
Forfeiture Shares (in shares)			374,611
Stock Issued During Period Share Option Exercised	0		225,000	0
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price			$ 0.50